Financial Risk Management_The Contractual Cash Flows Of Derivatives Held For Cash Flow Hedging(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Cash flow to be received (paid) of net-settled derivatives	₩ (46,847)	₩ (17,009)
Cash flow to be received of gross-settled derivatives	3,112,609	2,760,970
Cash flow to be paid of gross-settled derivatives	(2,450,185)	(2,844,337)
Up to 1 month
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Cash flow to be received (paid) of net-settled derivatives	(1,082)	(639)
Cash flow to be received of gross-settled derivatives	85,064	14,119
Cash flow to be paid of gross-settled derivatives	(88,952)	(18,171)
1-3 montshs
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Cash flow to be received (paid) of net-settled derivatives	(5,569)	(1,831)
Cash flow to be received of gross-settled derivatives	220,339	200,170
Cash flow to be paid of gross-settled derivatives	(221,261)	(199,141)
3-12 months
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Cash flow to be received (paid) of net-settled derivatives	(15,132)	(5,021)
Cash flow to be received of gross-settled derivatives	517,929	657,909
Cash flow to be paid of gross-settled derivatives	(523,442)	(671,375)
1~5 years
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Cash flow to be received (paid) of net-settled derivatives	(25,354)	(10,602)
Cash flow to be received of gross-settled derivatives	2,289,277	1,888,772
Cash flow to be paid of gross-settled derivatives	(1,616,530)	(1,955,650)
Over 5 years
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Cash flow to be received (paid) of net-settled derivatives	290	1,084
Cash flow to be received of gross-settled derivatives	0	0
Cash flow to be paid of gross-settled derivatives	₩ 0	₩ 0